Convertible Promissory Notes	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE PROMISSORY NOTES

NOTE 14 – CONVERTIBLE PROMISSORY NOTES

From April to August 20, 2020, the Company entered into convertible promissory notes issued to various investors (the “2020 Notes”), whereby the Company borrowed $2,911,000. Proceeds received by the Company are in consideration for convertible promissory notes issued to the investors. The maturity date is July 20, 2021 and interest accrues at 10% per annum throughout the term of the 2020 Notes.

The 2020 Notes contained a contingent conversion feature as follows:

Qualifying Event shall be any of the following events: (i) a sale of any subsidiary. (ii) repayment to the Company in cash in full of amounts advanced to Weyland Indonesia Perkasa (“WIP”), an Indonesian limited liability company, an “Associate” of the Company, or (iii) upon the closing of a financing (or aggregated financings) of five million dollars ($5,000,000) or more, in gross proceeds to the Company.

The derivative liability is recorded at fair value with changes in fair value recognized in interest income (expense), net.

Contingent Conversion Upon a Qualifying Event –Effective upon closing a qualifying event, as defined above, the 2020 Notes will automatically be converted into common stock at a conversion price of $2.50. In the event there is no Qualifying event prior to Maturity Date, the Note holders would have the right either to be paid back principal with interest or to convert the outstanding principal and accrued interest at a conversion price of $1.20.

As disclosed in the Company’s Quarterly Report on Form 10-Q filed with the SEC on August 16, 2021, with the exception of 2 convertible promissory notes issued amounting to principal of $30,000, the 2020 Notes were converted into shares of our common stock at $2.50 following the qualifying conversion date of July 17, 2021. On September 1, 2021, 1,169,652 shares of our common stock underlying the 2020 Notes were issued pursuant to this conversion.